SEGMENT INFORMATION	12 Months Ended
Mar. 31, 2018
Segment Reporting [Abstract]
SEGMENT INFORMATION
15.	SEGMENT INFORMATION

The Group’s chief operating decision maker evaluates segment performance and allocates resources based on several factors, of which the primary financial measure is operating income.

The Group operates in two segments, Metal stamping and mechanical OEM segment and Electric OEM segment. The Metal stamping and mechanical OEM segment focuses on manufacturing and sale of metal parts and components. The Electric OEM segment focuses on manufacturing and sale of plastic and electronic parts and components.

Intersegment sales arise from transfer of goods between segments. These sales are generally at price consistent with what the Group would charge third parties for similar goods. A summary of the net sales, profitability information and asset information by segment and geographical areas is shown below:

	Year ended March 31,
	2016	2017	2018
	$	$	$
Net sales:
Metal stamping and Mechanical OEM	10,268	8,323	9,638
Electric OEM	12,667	11,280	9,528
Total net sales	22,935	19,603	19,166

Operating income:
Metal stamping and Mechanical OEM	738	267	955
Electric OEM	916	646	1,123
Corporate	(138)	(152)	(140)
Total operating income	1,516	761	1,938

Depreciation and amortization expense:
Metal stamping and Mechanical OEM	137	107	160
Electric OEM	180	159	159
Total depreciation and amortization	317	266	319

Capital expenditure:
Metal stamping and Mechanical OEM	226	88	136
Electric OEM	298	109	135
Total capital expenditure	524	197	271

	As of March 31,
	2017	2018
	$	$
Total assets:
Metal stamping and Mechanical OEM	7,374	8,402
Electric OEM	8,597	9,535
Corporate	1,581	193
Total assets	17,552	18,130

	As of March 31,
	2017	2018
	$	$
Property, plant and equipment:
Metal stamping and Mechanical OEM	412	391
Electric OEM	542	379
Total property, plant and equipment	954	770

All of the Group’s sales are coordinated through its head office in Hong Kong. The Group considers revenues to be generated by geographic area based on the physical location of customers. The breakdown by geographic area is as follows:

	Year ended March 31,
	2016	2017	2018
	$	$	$
Net sales:
Hong Kong and China	5,662	4,700	4,086
Europe	16,342	14,037	14,446
Other Asian countries	134	31	46
North America	797	835	588
	22,935	19,603	19,166

All of the Group’s property, plant and equipment are located in Hong Kong, China and Myanmar.